EXPLANATORY NOTE

The sole purpose of this filing is to file revised blended benchmark summary information for the Aggressive Allocation Fund and the Dynamic Allocation Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 18, 2018 (SEC Accession No. 0001398344-18-009119), in interactive data format.